Offerings	Mar. 16, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.001 per share
Amount Registered | shares	23,000,000
Proposed Maximum Offering Price per Unit	10.32
Maximum Aggregate Offering Price	$ 237,360,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 32,779.42
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), there are also being registered an indeterminable number of additional securities as may be issued resulting from stock splits, stock dividends, anti-dilution provisions or similar transactions. Represents up to an aggregate of 23,000,000 shares of Evernorth Holdings Inc. ("Pubco") Class A common stock, par value $0.001 per share ("Class A Common Stock"), issued to shareholders of Armada Acquisition Corp. II ("SPAC") in connection with the closing of the business combination between SPAC and Pathfinder Digital Assets LLC as described in this registration statement and the proxy statement/prospectus included herein (the "Business Combination") to SPAC's public shareholders in exchange for Class A ordinary shares, par value $0.0001 per share, of SPAC ("Class A Ordinary Shares") issued in SPAC's initial public offering. Estimated solely for the purpose of calculating the registration fee, based on the average of the high and low prices of the Class A Ordinary Share on the Nasdaq Stock Market on March 12, 2026 ($10.32 per share). This calculation is in accordance with Rule 457(f)(1) and Rule 457(c) of the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Warrants exercisable for Class A Common Stock
Amount Registered | shares	11,499,992
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 416(a) under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued resulting from stock splits, stock dividends, anti-dilution provisions or similar transactions. Represents warrants, each whole warrant entitling the holder thereof to purchase one (1) share of Class A Common Stock at a price of $11.50 per share, which warrants will be issued by Pubco in connection with the closing of the Business Combination in exchange for the whole warrants that were included in as part of each SPAC unit issued in SPAC's initial public offering. Each SPAC unit consisted of one Class A Ordinary Share and one-half (1/2) of one redeemable warrant to purchase one Class A Ordinary Share at a purchase price of $11.50 per share (the "SPAC Warrants"). Because the shares of Class A Common Stock underlying the securities are registered hereby, no separate registration fee is required with respect to the securities registered hereby.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock issuable upon exercise of Warrants
Amount Registered | shares	11,499,992
Proposed Maximum Offering Price per Unit	12.19
Maximum Aggregate Offering Price	$ 140,184,902.48
Fee Rate	0.01381%
Amount of Registration Fee	$ 19,359.54
Offering Note	Pursuant to Rule 416(a) under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued resulting from stock splits, stock dividends, anti-dilution provisions or similar transactions. Estimated solely for purposes of calculating the registration fee in accordance with Rules 457(i) and 457(f)(1) under the Securities Act. The proposed maximum aggregate offering price is based on the sum of (a) the average of the high and low prices for the SPAC Warrants on the Nasdaq Stock Market on March 12, 2026 ($0.69 per share), and (b) $11.50, the exercise price of the SPAC Warrants.